LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Due for Loan Principal
As of December 31,
2020
, the maturity date of the loan principal as further amended in May 2020 is as follows:

US$
March 19, 2021	10,000
September 12, 2021	24,750
September 12, 2022	30,250
65,000

On March 18, 2021, the Group entered into a Facility agreement with CTBC Bank Co., Ltd. for an aggregate amount of US$80,000
consisting of a five-year term loan facility
of US$65,000

and a revolving credit facility of US
$15,000.
The Facility can and will be used to repay its existing loans and fund working capital needs. The repayment schedule of the five-year term loan facility is listed as the following:

US$
March 18, 2022	3,250
March 18, 2023	8,125
March 18, 2024	11,375
March 18, 2025	16,250
March 18, 2026	26,000
65,000